Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Entity Registrant Name	RAAM Global Energy Co
Entity Central Index Key	0001511139
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding

Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 71,221	$ 81,032	$ 28,888
Accounts receivable, net	3,204	22,412	4,692
Revenues receivable	28,741	21,703	26,279
Insurance receivable			6,050
Income taxes receivable	2,987	2,955
Commodity derivatives - current portion	2,669	9,377	26,996
Prepaid assets	10,150	4,200	6,857
Other current assets	3,900	3,784	3,921
Total current assets	122,872	145,463	103,683
Oil and gas properties (full-cost method):
Properties being amortized	1,065,479	1,009,071	903,365
Properties not subject to amortization	95,640	81,656	113,378
Less accumulated depreciation, depletion, and amortization	(684,113)	(653,777)	(583,830)
Net oil and gas properties	477,006	436,950	432,913
Other assets:
Other capitalized assets, net	7,249	7,246	7,227
Commodity derivatives	611	263	3,480
Equity investments	2,044	2,044	7,350
Other	18,449	5,320	1,195
Total other assets	28,353	14,873	19,252
Total assets	628,231	597,286	555,848
Current liabilities:
Accounts payable and accrued liabilities	14,074	19,587	25,181
Revenues payable	26,320	17,834	19,206
Interest payable - senior secured notes	4,688	5,048
Current taxes payable	614	924	314
Advances from joint interest partners	909		1,053
Commodity derivatives - current portion	2,479	1,973
Asset retirement obligations - current portion	2,406	2,406	2,543
Long-term debt - current portion	6,390	1,112	1,142
Deferred income taxes - current portion	797	1,810	8,803
Total current liabilities	58,677	50,694	58,242
Other liabilities:
Commodity derivatives	610	861
Asset retirement obligations	22,342	20,946	17,462
Long-term debt	2,787	2,860	112,980
Senior secured notes	148,781	148,681
Deferred income taxes	99,102	90,870	103,114
Total other liabilities	273,622	264,218	233,556
Total liabilities	332,299	314,912	291,798
Commitments and contingencies
Noncontrolling interest	20,956	2,467	5,551
Shareholders' equity :
Common stock, no par value	56,096	56,096	56,096
Treasury stock	(5,736)	(5,736)	(5,736)
Accumulated other comprehensive income, net of taxes	1,593	5,977	20,822
Retained earnings	223,023	223,570	187,317
Total shareholders' equity	274,976	279,907	258,499
Total liabilities and shareholders' equity	$ 628,231	$ 597,286	$ 555,848

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Accounts receivable, provision for bad debts	$ 1,005	$ 235	$ 235
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	380,000	380,000	380,000
Common stock, shares issued	60,000	60,000	60,000
Common stock, shares outstanding	60,000	60,000	60,000
Treasury stock, shares	5,166	5,166	5,166

Condensed Consolidated Statements Of Operations (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Gas sales	$ 25,110	$ 33,828	$ 49,424	$ 68,587	$ 117,176	$ 154,519	$ 127,747
Oil sales	25,747	21,052	46,906	42,998	80,632	84,262	78,990
Insurance proceeds - business interruption						20,207	2,660
Total revenues	50,857	54,880	96,330	111,585	197,808	258,988	209,397
Costs and expenses:
Production and delivery costs	8,890	6,923	16,352	14,811	31,569	25,831	19,188
Workover costs	786	777	1,218	2,067	10,470	8,439	11,444
Depreciation, depletion and amortization	13,927	13,842	31,066	39,542	71,954	150,423	90,445
General and administrative expenses	3,966	3,253	8,345	6,391	16,633	18,119	10,418
Bad debt expense	770		770		98	2,454
Derivative (income) expense	(292)	515	(539)	309	(555)	136	(1,007)
Total operating expense	28,047	25,310	57,212	63,120	130,169	205,402	130,488
Income from operations	22,810	29,570	39,118	48,465	67,639	53,586	78,909
Other income (expenses):
Interest expense, net	(2,949)	(900)	(6,348)	(1,638)	(8,781)	(3,986)	(1,726)
Gain on sale of oil and gas properties							48,208
Loss on disposal of inventory and properties					(1,463)	(1,257)
Income (loss) from equity investment					(5,156)	492	(7,561)
Other, net	(13)	470	181	536	434	861	469
Total other income (expenses)	(2,962)	(430)	(6,167)	(1,102)	(14,966)	(3,890)	39,390
Income before taxes	19,848	29,140	32,951	47,363	52,673	49,696	118,299
Income tax provision	9,354	10,541	12,010	17,214	13,440	23,995	44,585
Net income including noncontrolling interest	10,494	18,599	20,941	30,149	39,233	25,701	73,714
Net income attributable to noncontrolling interest (net of tax)	1,022	573	1,476	946	1,682	715	1,442
Net income attributable to RAAM Global	$ 9,472	$ 18,026	$ 19,465	$ 29,203	$ 37,551	$ 24,986	$ 72,272

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2007	$ 45,927	$ (5,305)	$ 106,174	$ (1,098)	$ 145,698
Balance, shares at Dec. 31, 2007	55,299
Issuance of common stock (in shares)	100
Issuance of common stock	163				163
Change in noncontrolling interest			(5,091)		(5,091)
Payment of dividends			(5,537)		(5,537)
Comprehensive income (loss):
Net income			72,272		72,272
Changes in fair value of hedges, net of taxes				59,169	59,169
Comprehensive income (loss)					131,441
Balance at Dec. 31, 2008	46,090	(5,305)	167,818	58,071	266,674
Balance, shares at Dec. 31, 2008	55,399
Issuance of common stock (in shares)	4,761
Issuance of common stock	12,850				12,850
Treasury stock, shares	(160)
Treasury stock		(431)			(431)
Purchase of noncontrolling interest	(2,844)				(2,844)
Change in noncontrolling interest			176		176
Payment of dividends			(5,663)		(5,663)
Comprehensive income (loss):
Net income			24,986		24,986
Changes in fair value of hedges, net of taxes				(37,249)	(37,249)
Comprehensive income (loss)					(12,263)
Balance at Dec. 31, 2009	56,096	(5,736)	187,317	20,822	258,499
Balance, shares at Dec. 31, 2009	60,000
Change in noncontrolling interest			4,702		4,702
Payment of dividends			(6,000)		(6,000)
Comprehensive income (loss):
Net income			37,551		37,551
Changes in fair value of hedges, net of taxes				(14,845)	(14,845)
Comprehensive income (loss)					22,706
Balance at Dec. 31, 2010	$ 56,096	$ (5,736)	$ 223,570	$ 5,977	$ 279,907
Balance, shares at Dec. 31, 2010	60,000

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Shareholders' Equity
Change in fair value of hedges, tax	$ 9,380	$ 21,848	$ 31,681

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income including noncontrolling interest	$ 20,941	$ 30,149	$ 39,233	$ 25,701	$ 73,714
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	31,936	39,894	73,550	150,658	90,445
Deferred income taxes	7,219	4,739	(19,237)	(12,293)	61,544
Gain on sale of oil and gas properties					(48,208)
Loss on disposal of inventory and properties, net	20		1,463	657
Impairment of equity method investment			5,156
Changes in components of working capital:
Accounts and revenues receivable	12,171	6,493	687	15,036	5,762
Insurance receivable		6,050	6,050	6,700	(12,750)
Income tax receivables		(3,880)	(2,955)	325	(24)
Other current assets	(6,085)	(6,829)	2,370	(3,756)	(1,054)
Other non-current assets				2,400
Change in derivatives, net	2,230	2,603	8,825	22,602	(32,829)
Accounts payable and accrued liabilities	(4,520)	(20,613)	(5,219)	(14,075)	(2,820)
Current taxes payable	(343)	(314)	610	(6,918)	7,233
Interest payable on Senior Notes	(361)		5,048
Revenues payable	8,486	(1,187)	(1,372)	(1,532)	(18,612)
Net cash provided by operating activities	71,694	57,105	114,209	185,505	122,401
Investing activities
Change in restricted cash				2,000	18
Change in investments		149	150	(150)	(52,264)
Change in advances from joint interest partners	909	(991)	(1,052)	658	(288)
Payment of prepaid drilling expenses	(14,000)
Additions to oil and gas properties and equipment	(72,845)	(28,972)	(86,936)	(137,794)	(193,350)
Purchase of noncontrolling interest				(7,048)
Proceeds from net sales of oil and gas properties	2,125				54,362
Net cash used in investing activities	(83,811)	(29,814)	(87,838)	(142,334)	(191,522)
Financing activities
Proceeds from long-term borrowings	8,037	8,874	8,874	9,206	61,855
Payments on long-term borrowings	(2,832)	(12,055)	(119,024)	(24,043)	(11,179)
Deferred loan costs		304		(1,409)
Proceeds from issuance of 12.5% Senior Notes due 2015			148,629
Deferred bond costs			(6,701)
Proceeds from issuance of common stock					163
Treasury stock				(431)
Payment of dividends	(3,000)	(3,000)	(6,000)	(5,663)	(5,537)
Other	101		(5)	5
Net cash provided by (used in) financing activities	2,306	(5,877)	25,773	(22,335)	45,302
Increase (decrease) in cash and cash equivalents	(9,811)	21,414	52,144	20,836	(23,819)
Cash and cash equivalents, beginning of period	81,032	28,888	28,888	8,052	31,871
Cash and cash equivalents, end of period	$ 71,221	$ 50,302	$ 81,032	$ 28,888	$ 8,052

Condensed Consolidated Statements Of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2010
Condensed Consolidated Statements Of Cash Flows
Proceeds from issuance of Senior Notes, Interest rate	12.50%

Organization And Nature Of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization And Nature Of Business
Organization And Nature Of Business

1.             Organization and Nature of Business

RAAM Global Energy Company ("RAAM Global" or the "Company") is engaged primarily in the exploration and development of oil and gas properties and in the resulting production and sale of natural gas, condensate and crude oil. The Company's production facilities are located in the Gulf of Mexico, offshore Louisiana and onshore Mississippi, Louisiana, Texas, and Oklahoma.

1.             Organization and Nature of Business

RAAM Global Energy Company (RAAM Global or the Company) is engaged primarily in the exploration and development of oil and gas properties and in the resulting production and sale of natural gas, condensate and crude oil. The Company's production facilities are located in the Gulf of Mexico, offshore Louisiana and onshore Mississippi, Louisiana, Texas, and Oklahoma.

Basis Of Presentation And Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Basis Of Presentation And Significant Accounting Policies
Basis Of Presentation And Significant Accounting Policies

2.             Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, its majority-owned joint venture and variable interest entities where RAAM Global is the primary beneficiary. Significant intercompany accounts and transactions have been eliminated in consolidation. The accompanying interim Condensed Consolidated Financial Statements are unaudited; however, in the opinion of the Company's management, all adjustments necessary for a fair statement of the interim financial results have been included. These adjustments were of a normal recurring nature. The results for the interim periods are not necessarily indicative of results to be expected for any other interim period or for the entire year.

The Condensed Consolidated Balance Sheet as of December 31, 2010, was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States ("U.S. GAAP"). Certain notes and other information have been condensed or omitted from the interim financial statements presented in this quarterly report. Therefore, these financial statements and notes should be read in conjunction with the Company's audited financial statements included in our registration statement on Form S-4 (File No. 333-172897) filed with the Securities and Exchange Commission ("SEC").

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company's most significant financial estimates are based on remaining proved oil and gas reserves.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to  $1.3 million and  $0.9 million for the three months ended June 30, 2011 and 2010, respectively, and these costs amounted to  $2.5 million and  $1.6 million for the six months ended June 30, 2011 and 2010, respectively.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization ("DD&A") using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were  $95.6 million and  $81.7 million at June 30, 2011 and December 31, 2010, respectively. The Company believes that the unevaluated properties at June 30, 2011 will be substantially evaluated during 2011, 2012 and 2013, and the costs will begin to be amortized at that time. The Company capitalized interest of  $2.2 million and  $0.3 million during the three months ended June 30, 2011 and 2010, respectively, related to significant properties not subject to amortization. The Company capitalized interest of  $4.0 million and  $0.4 million during the six months ended June 30, 2011 and 2010, respectively, related to significant properties not subject to amortization.

Capitalized oil and gas property costs are subject to a "ceiling test," which limits such costs to the aggregate of the estimated present value, discounted at 10%, of future net cash flows from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects. Details specific to the Company's ceiling tests for the periods presented in the accompanying condensed consolidated financial statements are discussed later in this footnote section.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

During the second quarter of 2011, the Company sold approximately 16,000 acres onshore Mississippi to an unrelated third party oil and gas company. The final sales price amounted to  $2.2 million and was recorded in cash and as an accumulated reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheet at June 30, 2011. Under the full cost accounting method, the transaction is recorded as a reduction to net oil and gas properties with no income statement impact because the original cost of the acreage is not a significant percentage of the Company's consolidated capitalized costs. The cash payment was collected during May 2011.

During the second quarter of 2011, the Company entered into an agreement with an unrelated third party to acquire a 40% working interest in drilling activities in Oklahoma. The Company prepaid  $14 million in drilling expenses for this program. This prepayment is recorded in Other, in the Other assets section of the condensed consolidated balance sheet. The third party we have entered into the agreement with will send the Company joint interest billing information on a periodic basis reflecting the amount of our prepayment that has been utilized for drilling activities. Based on this information, the prepayment will be reduced by the amount of utilization and be transferred from Other into Oil and gas properties.

In January 2010, the Company adopted the Financial Accounting Standards Board ("FASB") guidance on oil and gas reserve estimation and disclosures. This guidance amends previous FASB guidance on oil and gas extractive activities to align the accounting requirements with the Securities and Exchange Commission's final rule, Modernization of the Oil and Gas Reporting Requirements issued on December 31, 2008. In summary, the revisions in this guidance modernize the disclosure rules to better align with current industry practices and expand the disclosure requirements for equity method investments so that more useful information is provided. More specifically, the main provisions include the following:

·         An expanded definition of oil and gas producing activities to include nontraditional resources such as bitumen extracted from oil sands.

·         The use of an average of the first-day-of-the-month price for the 12-month period, rather than a year-end price for determining whether reserves can be produced economically.

·         Amended definitions of key terms such as "reliable technology" and "reasonable certainty" which are used in estimating proved oil and gas reserve quantities.

·         A requirement for disclosing separate information about reserve quantities and financial statement amounts for geographical areas representing 15 percent or more of proved reserves.

·         Clarification that an entity's equity investments must be considered in determining whether it has significant oil and gas activities and a requirement to disclose equity method investments in the same level of detail as is required for consolidated investments.

The new rules are considered a change in accounting principle that is inseparable from a change in accounting estimate, which does not require retroactive revision. This change in accounting principle has had a material effect on the consistency of the Company's oil and gas reserve estimates, supplemental disclosures, the calculation of DD&A and the full-cost ceiling test. At June 30, 2011, the Company's ceiling test computation did not result in a write-down and was based on twelve-month average prices of  $88.44 per barrel of oil and  $4.19 per MMBtu of natural gas. At December 31, 2010, the Company's ceiling test computation did not result in a write-down and was based on twelve-month average prices of  $75.96 per barrel of oil and  $4.38 per MMBtu of natural gas.

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties. See Note 9 for further information.

Hedging Activities

The Company's revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in hedging activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. Costs and any benefits derived from the effective hedge portions of these activities are reflected in revenues from oil and gas production.

The Company follows the provisions of FASB guidance related to accounting for derivative instruments and hedging activities. This guidance requires all derivatives to be reported as assets or liabilities at their fair values, and the balance-sheet caption Commodity Derivatives is being used in the accompanying condensed consolidated balance sheets for this purpose. This guidance also imposes additional documentation requirements in order for derivatives to be accounted for as hedges of future risks. The Company designated all new commodity derivative instruments entered into in 2011 and 2010 as hedges for accounting purposes, so the related unrealized changes in their fair values are reported net of tax in the accompanying condensed consolidated balance sheet as a component of other comprehensive income. Any hedge ineffectiveness (which represents the amount by which the change in fair value of the derivative exceeds the change in cash flows of the forecasted transaction) is recorded in current-period earnings in the accompanying condensed consolidated statement of operations in Derivative income. Hedge ineffectiveness of actual monthly settlements is recorded as hedging (losses) gains in Gas sales and Oil sales in the accompanying condensed consolidated statement of operations. During the three months ended June 30, 2011 and 2010, the amounts of other comprehensive income related to hedge transactions that settled and were recorded in the accompanying condensed consolidated statements of operations were  $1.8 million and  $7.4 million, respectively, net of tax effects. During the six months ended June 30, 2011 and 2010, the amounts of other comprehensive income (loss) related to hedge transactions that settled and were recorded in the accompanying condensed consolidated statements of operations were a loss of  $4.7 million and income of  $4.1 million, respectively, net of tax effects. The Company anticipates the amount of other comprehensive loss related to hedge transactions that will settle during the next twelve months and be recorded in the 2011 and 2012 consolidated statements of operations will be  $124,000, net of tax effects.

Accounting for Asset Retirement Obligations

In accordance with the provisions of FASB guidance related to accounting for asset retirement obligations and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset. The asset retirement cost recorded in Oil and gas properties being amortized at June 30, 2011 and December 31, 2010 were  $19.7 million and  $18.8 million, respectively. Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense within depreciation, depletion and amortization on the accompanying condensed consolidated statement of operations.

The change in the Company's asset retirement obligations (ARO) is set forth below:

In thousands
Balance of ARO as of January 1, 2011	$ 23,352
Accretion expense	404
Additions	968
Settlement of ARO	—
Changes in ARO estimate	24
Balance of ARO as of June 30, 2011	$ 24,748

Operating Segments

The Company operates in one business segment – the exploration, development and sale of oil and gas.

Subsequent events

Management has reviewed subsequent events through the filing date. See Note 13 for additional information regarding a subsequent event.

New Accounting Pronouncements

ASU Number 2011-5 was issued in June 2011, amending Topic 220 - Comprehensive Income. The ASU modifies alternative presentation standards, eliminating the option for disclosure of the elements of other comprehensive income within the statement of stockholder's equity. Adoption of this ASU by the Company will change our existing presentation, but will not impact the components of other comprehensive income. The ASU is effective for fiscal periods beginning after December 15, 2011.

2.             Significant Accounting Policies

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements are presented on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles.  The accompanying consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, its majority-owned joint venture and variable interest entities where RAAM Global is the primary beneficiary.  Significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.  The Company's most significant financial estimates are based on remaining proved oil and gas reserves.

Financial Instruments

The Company considers all highly liquid financial instruments with an original maturity of three months or less to be cash equivalents.

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value.  The book values of those financial instruments that are classified as current assets or liabilities approximate fair value because of the short maturity of those instruments.  The fair value of the Senior Secured Notes approximates the carrying value as of December 31, 2010, due to the short amount of time these notes have been on the market.  The fair values of other borrowings approximate the carrying amounts as of December 31, 2010 and 2009, due to the variable interest features associated with these debt instruments.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs.  Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized.  Capitalized overhead costs amounted to  $4.6 million,  $5.5 million and  $3.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (DD&A) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs.  If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were  $81.7 million and  $113.4 million at December 31, 2010 and December 31, 2009, respectively.  The Company believes that the unevaluated properties at December 31, 2010 will be substantially evaluated during 2011, 2012 and 2013, and the costs will begin to be amortized at that time.  The Company capitalized interest of  $736,000,  $0 and  $2.2 million during the years ended December 31, 2010, 2009 and 2008, respectively, related to significant properties not subject to amortization.

Capitalized oil and gas property costs are subject to a "ceiling test," which limits such costs to the aggregate of the estimated present value, discounted at 10%, of future net cash flows from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  Details specific to the Company's ceiling tests for the periods presented in the accompanying consolidated financial statements are discussed in Note 5, Property, Plant and Equipment and Asset Retirement Obligations.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties.  See Note 14 for further information.

Other capitalized assets

Buildings, office equipment, software, furniture, fixtures, and leasehold equipment are depreciated over their estimated useful lives (2 – 32 years) using the straight-line method.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Hedging Activities

The Company's revenues are primarily the result of sales of its oil and natural gas production.  Market prices of oil and natural gas may fluctuate and affect operating results.  The Company engages in hedging activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.  Costs and any benefits derived from the effective hedge portions of these activities are reflected in revenues from oil and gas production.

The Company follows the provisions of the Financial Accounting Standards Board ("FASB") guidance related to accounting for derivative instruments and hedging activities.  This guidance requires all derivatives to be reported as assets or liabilities at their fair values, and the balance-sheet caption Commodity Derivatives is being used in the accompanying consolidated balance sheets for this purpose.  This guidance also imposes additional documentation requirements in order for derivatives to be accounted for as hedges of future risks.  The Company designated all new commodity derivative instruments entered into in 2010 and 2009 as hedges for accounting purposes, so the related unrealized changes in their fair values are reported net of tax in the accompanying consolidated balance sheet as a component of other comprehensive income.  Any hedge ineffectiveness (which represents the amount by which the change in fair value of the derivative exceeds the change in cash flows of the forecasted transaction) is recorded in current-period earnings in the accompanying consolidated statement of operations in Derivative (income) expense.  Hedge ineffectiveness of actual monthly settlements is also recorded as hedging (losses) gains in Gas sales and Oil sales in the accompanying consolidated statement of operations.

During the year ended December 31, 2010 and December 31, 2009, the amounts of other comprehensive income related to hedge transactions that settled and is recorded in the accompanying consolidated statements of operations were  $17.5 million and  $44.0 million, respectively, net of tax effects.  During the year ended December 31, 2008, the amount of other comprehensive loss related to hedge transactions that settled and is recorded in the accompanying consolidated statements of operations was  $1.1 million.  The Company anticipates the amount of other comprehensive income related to hedge transactions that will settle during the next twelve months and be recorded in the 2011 consolidated statements of operations will be  $4.8 million, net of tax effects.

Income Taxes

The Company follows FASB guidance on accounting for income taxes.  The asset and liability method prescribed by this guidance requires recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax bases and financial reporting bases of assets and liabilities.

Revenue Recognition and Taxes Remitted to Governmental Authorities

The Company recognizes natural gas and oil sales from its interests in producing wells under the sales method of accounting.  Under the sales method, the Company recognizes revenues based on the amount of natural gas or oil sold to purchasers, which may differ from the amounts to which the Company is entitled, based on its interest in the properties.  Gas balancing obligations as of December 31, 2010, 2009 and 2008 were not significant.  The Company has adopted a policy of netting severance taxes paid to governmental authorities within oil and gas sales on the accompanying consolidated statement of operations.  Severance taxes paid to governments were  $5.7 million,  $5.9 million and  $9.6 million for 2010, 2009 and 2008, respectively.

Accounting for Asset Retirement Obligations

In accordance with the provisions of FASB guidance related to accounting for asset retirement obligations and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued.  The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  The asset retirement cost recorded in oil and gas properties being amortized at December 31, 2010 was  $18.8 million.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense within depreciation, depletion and amortization on the accompanying consolidated statement of operations.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Reclassifications

Certain prior year amounts have been reclassified in the accompanying consolidated financial statements to conform with the 2010 presentation.  Such reclassifications are not material to the accompanying consolidated financial statements.

Operating Segments

The Company operates in one business segment — the exploration, development and sale of oil and gas.

Subsequent events

Management has reviewed subsequent events through the filing date, March 17, 2011.

New Accounting Pronouncements

In June 2009, the FASB issued accounting guidance on the consolidation of variable interest entities ("VIEs").  This  new guidance revises previous guidance by replacing the quantitative-based risks and rewards calculation for determining which enterprise, if any, has a controlling financial interest in a VIE with a qualitative approach focused on identifying which enterprise has both the power to direct the activities of the VIE that most significantly impacts the entity's economic performance and has the obligation to absorb losses or the right to receive benefits that could be significant to the entity.  In addition, this guidance requires reconsideration of whether an entity is a VIE when any changes in facts and circumstances occur such that the holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity's economic performance.  It also requires ongoing assessments of whether an enterprise is the primary beneficiary of a VIE and additional disclosures about an enterprise's involvement in variable interest entities.  This guidance is effective for fiscal years beginning after November 15, 2009.  Our adoption of the new guidance during the first quarter of 2010 did not have a material effect on our consolidated financial statements.

In January 2010, the FASB issued Accounting Standards Update ("ASU") No. 2010-06, Fair Value Measurements and Disclosures ("ASU 2010-06") which requires new disclosures and clarifies existing disclosures required under current fair value guidance.  Under the new guidance, a reporting entity must 1) disclose separately gross transfers in and gross transfers out of Levels 1 and 2 and 2) include separate presentation of purchases, sales, issuances and settlements rather than net presentation in the Level 3 reconciliation.  The ASU also amends required levels of disaggregation of asset classes and expands information required as to inputs and valuation techniques for recurring and non-recurring Level 2 and 3 measurements.  With the exception of the disclosures in 2 above, the new disclosures became effective for interim and annual reporting periods beginning after December 15, 2009.  Items in 2 above become effective one year later.  Although it will expand disclosures the change did not and will not have a material effect on the Company.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses ("ASU 2010-20").  The amendments of ASU 2010-20 require enhanced disclosures regarding the nature of credit risk in a company's financing receivables and how that risk is analyzed.  Disclosures required by ASU 2010-20 include credit quality indicators, non-accrual and past due information, and modifications of financing receivables.  Sales-type and direct financing capital leases are in scope of the new requirements though trade accounts receivable that arose from the sale of goods or services and have contractual maturities of one year or less are specifically excluded.  End of period disclosures will be effective for year-end 2010.  Disclosures regarding activity will be effective in the first quarter of 2011.  The amendments of ASU 2010-20 will have no impact on the Company's consolidated financial results as these changes relate only to disclosures.

The FASB also issued several accounting standards updates during 2010, not discussed above, related to technical corrections of existing guidance or new guidance that is not meaningful to the Company's current financial statements.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

3.             Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

·         Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.

·         Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·         Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At June 30, 2011 and December 31, 2010, the Company's commodity derivative contracts were recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.

Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
	June 30, 2011	December 31, 2010
Description
In thousands
Assets:
Fair value of commodity derivatives - current assets	$ 2,669	$ 9,377
Fair value of commodity derivatives - long-term assets	611	263
Total Assets	$ 3,280	$ 9,640
Liabilities:
Fair value of commodity derivatives - current liabilities	$ (2,479)	$ (1,973)
Fair value of commodity derivatives - long-term liabilities	(610)	(861)
Total Liabilities	$ (3,089)	$ (2,834)

3.             Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements.  The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

·Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.

·Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.  At December 31, 2010 and 2009, the Company's commodity derivative contracts were recorded at fair value.  The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.

Description	Book Value	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
In thousands
Commodity derivatives December 31, 2010	$ 6,806	$ 6,806
Commodity derivatives December 31, 2009	$ 30,476	$ 30,476

Accounts And Revenues Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts And Revenues Receivable
Accounts And Revenues Receivable

4.             Accounts and Revenues Receivable

Accounts and revenues receivable at June 30, 2011 and December 31, 2010 were  $31.9 million and  $44.1 million, respectively, all of which were due from companies in the oil and gas industry. Of the revenues receivable,  $28.2 million was due from six companies and  $19.7 million was due from five companies at June 30, 2011 and December 31, 2010, respectively.

Since all of RAAM Global's accounts receivable from purchasers and joint interest owners at June 30, 2011 and December 31, 2010 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company's overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions. Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of June 30, 2011 and December 31, 2010. Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

4.             Accounts and Revenues Receivable

Accounts and revenues receivable at December 31, 2010 and 2009 were  $44.1 million and  $31.0 million, respectively, all of which were due from companies in the oil and gas industry.  Of the revenues receivable,  $19.7 million was due from five companies and  $25.7 million was due from five companies at December 31, 2010 and December 31, 2009, respectively.  In addition, the Company had accrued insurance claims receivable of  $6.1 million at December 31, 2009 related to Hurricane Ike for business interruption coverage, re-drilling of a well and costs to repair previously capitalized oil and gas properties.  All insurance receivables recorded at December 31, 2009 were collected during 2010.

Since all of RAAM Global's accounts receivable from purchasers and joint interest owners at December 31, 2010 and December 31, 2009 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company's overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions.  Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of December 31, 2010 and December 31, 2009.  Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

The Company sold natural gas and oil production representing 10% or more of its natural gas and oil revenues for the years ended December 31, 2010, 2009 and 2008 to the following customers as listed below.  In the exploration, development, and production business, production is normally sold to relatively few customers.  However, based on the current demand for natural gas and oil, management believes that the loss of any major customers would not have a material adverse effect on operations.  The Company believes that it could replace any one of the major customers if necessary without a major disruption in sales.

	2010	2009	2008
Company A	45%	45%	39%
Company B	20%	29%	23%
Company C	9%	12%	25%
Company D	12%	9%	11%

Property, Plant And Equipment And Asset Retirement Obligations	12 Months Ended
Dec. 31, 2010
Property, Plant And Equipment And Asset Retirement Obligations
Property, Plant And Equipment And Asset Retirement Obligations

5.             Property, Plant and Equipment and Asset Retirement Obligations

Property, plant and equipment consisted of the following at December 31,

	December 31,
	2010	2009
	(In thousands)
Oil and natural gas properties (full cost method):
Properties being amortized	$ 1,009,071	$ 903,365
Properties not subject to amortization	81,656	113,378
Total oil and natural gas properties	1,090,727	1,016,743
Less accumulated depreciation, depletion and amortization	(653,777)	(583,830)
Net oil and gas properties	436,950	432,913
Land	1,025	1,025
Buildings and improvements	6,388	6,388
Office equipment and software	4,128	3,602
Leased equipment	345	345
Furniture and fixtures	713	646
Total	12,599	12,006
Less accumulated depreciation	(5,353)	(4,779)
Net capitalized costs	7,246	7,227
Property, plant and equipment, net	$ 444,196	$ 440,140

The Company utilizes useful lives of 31.5 years for buildings, 3 to 5 years for office equipment and software, 2 to 5 years for leased equipment and 7 years for furniture and fixtures when calculating depreciation.

Oil and Gas Properties

In January 2010, the Company adopted FASB guidance on oil and gas reserve estimation and disclosures.  This guidance amends previous FASB guidance on oil and gas extractive activities to align the accounting requirements with the Securities and Exchange Commission's final rule, Modernization of the Oil and Gas Reporting Requirements issued on December 31, 2008.  In summary, the revisions in this guidance modernize the disclosure rules to better align with current industry practices and expand the disclosure requirements for equity method investments so that more useful information is provided.  More specifically, the main provisions include the following:

·An expanded definition of oil and gas producing activities to include nontraditional resources such as bitumen extracted from oil sands.

·The use of an average of the first-day-of-the-month price for the 12-month period, rather than a year-end price for determining whether reserves can be produced economically.

·Amended definitions of key terms such as "reliable technology" and "reasonable certainty" which are used in estimating proved oil and gas reserve quantities.

·A requirement for disclosing separate information about reserve quantities and financial statement amounts for geographical areas representing 15 percent or more of proved reserves.

·Clarification that an entity's equity investments must be considered in determining whether it has significant oil and gas activities and a requirement to disclose equity method investments in the same level of detail as is required for consolidated investments.

The new rules are considered a change in accounting principle that is inseparable from a change in accounting estimate, which does not require retroactive revision.  This change in accounting principle has had a material effect on the consistency of the Company's oil and gas reserve estimates, supplemental disclosures, the calculation of DD&A and the full-cost ceiling test.  For the year ended December 31, 2010, the Company's ceiling test computation did not result in a write-down and was based on twelve-month average prices of  $75.96 per barrel of oil and  $4.38 per MMBtu of natural gas.  At December 31, 2009, the Company's ceiling test computation resulted in a write-down of oil and gas properties of  $44.7 million based on twelve-month average prices of  $57.65 per barrel of oil and  $3.87 per MMBtu of natural gas.  In addition to lower natural gas and crude oil price assumptions, the December 31, 2009 write-down was primarily the result of lower than anticipated success rate on new drilling and higher than expected capital expenditures incurred.

Sale of Oil and Gas Properties

During the fourth quarter of 2010, the Company finalized an agreement to sell approximately 69,000 acres onshore Louisiana to an unrelated third party oil and gas company.  The final sales price amounted to  $13.7 million and is recorded in accounts receivable and as an accumulated reduction to our net oil and gas properties on the accompanying consolidated balance sheet.  Under the full cost accounting method, the transaction is recorded as a reduction to net oil and gas properties with no income statement impact because the original cost of the acreage is not a significant percentage of the Company's consolidated capitalized costs.  The cash payment was collected during January 2011, pursuant to the agreement.

Asset Retirement Obligations

The change in the Company's asset retirement obligations (ARO) is set forth below:

In thousands
Balance of ARO as of January 1, 2008	$15,416
Accretion expense	844
Additions	1,420
Settlements of ARO	-2,654
Changes in ARO estimate	5,230

Balance of ARO as of December 31, 2008	$20,256
Accretion expense	727
Additions	818
Settlement of ARO	-2,582
Changes in ARO estimate	786

Balance of ARO as of December 31, 2009	$20,005
Accretion expense	1,434
Additions	655
Settlement of ARO	-1,415
Changes in ARO estimate	2,673
Balance of ARO as of December 31, 2010	$23,352

The change in estimate during 2010 was primarily due to changes in estimated future prices to perform plugging and abandonment work in shallow waters.

The asset retirement cost recorded in oil and gas properties being amortized at December 31, 2010 and 2009 was  $18.8 million and  $16.8 million, respectively.

Commodity Derivative Instruments And Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commodity Derivative Instruments And Hedging Activities
Commodity Derivative Instruments And Hedging Activities

5.             Commodity Derivative Instruments and Hedging Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts. Our derivative contracts are with multiple counterparties to minimize our exposure to any individual counterparty.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction. For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction. The Company is not required to make any payment in connection with the settlement of a floor contract. Monthly settlements of these contracts are reflected in revenue from oil and gas production.

All of the Company's commodity derivative transactions are settled based on reported settlement prices on the New York Mercantile Exchange ("NYMEX"). The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options. The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model. Since these transactions were designated as hedges, the Company is required to record the changes in fair value of these transactions as Other Comprehensive Income in the accompanying condensed consolidated balance sheets with the ineffective portion of the change in fair value reported as Derivative (income) expense in the accompanying condensed consolidated statements of operations. See Note 2, Basis of Presentation and Significant Accounting Policies, for additional information on the Company's hedging activities.

For the three and six months ended June 30, 2011, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately  $939,000 and  $6.7 million, respectively. For the three and six months ended June 30, 2010, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately  $14.8 million and  $25.9 million, respectively. Hedge ineffectiveness was  $(436,000) and  $(231,000) for the three and six months ended June 30, 2011, respectively. Hedge ineffectiveness was  $1.8 million for 2010.

As of June 30, 2011, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2011, 2012 and 2013:

Remaining Contract Term	Contract Type	Volume in MMBtus/Month	NYMEX Strike Price

July 2011 – August 2011	Put	250,000	$ 6.50
July 2011 – December 2011	Swap	100,000	$ 6.24
July 2011 – October 2011	Swap	92,250	$ 4.60
July 2011 – October 2011	Swap	92,250	$ 4.80
July 2011 – October 2011	Swap	153,750	$ 4.50
July 2011 – December 2011	Swap	100,000	$ 6.33
November 2011 – December 2011	Swap	91,500	$ 4.85
November 2011 – December 2011	Swap	91,500	$ 4.85
November 2011 – February 2012	Call	151,250	$ 5.60
November 2011 – February 2012	Put	151,250	$ 5.00
November 2011 – February 2012	Put	151,250	$ 4.00
January 2012 – February 2012	Swap	100,000	$ 6.24
January 2012 – February 2012	Swap	100,000	$ 6.33
January 2012 – December 2012	Swap	61,000	$ 5.05
January 2012 – December 2012	Swap	61,000	$ 5.00
March 2012 – December 2012	Put	153,000	$ 3.75
March 2012 – December 2012	Put	153,000	$ 5.00
March 2012 – December 2012	Call	153,000	$ 6.15
January 2013 – December 2013	Swap	152,083	$ 5.40

As of June 30, 2011, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2011 and 2012:

Remaining Contract Term	Contract Type	Volume in BBls/Month	NYMEX Strike Price
July 2011 – December 2011	Swap	6,000	$ 86.76
July 2011 – December 2011	Swap	6,000	$ 85.70
July 2011 – December 2011	Swap	10,000	$ 85.25
July 2011 – December 2011	Swap	8,000	$ 88.20
July 2011 – December 2011	Swap	9,000	$ 85.50
January 2012 – March 2012	Swap	10,000	$ 89.00
January 2012 – March 2012	Swap	8,000	$ 88.24
January 2012 – March 2012	Swap	6,000	$ 86.80
January 2012 – December 2012	Put	3,660	$ 110.00
April 2012 – June 2012	Swap	6,000	$ 88.52
April 2012 – June 2012	Swap	6,000	$ 87.05
April 2012 – June 2012	Swap	5,000	$ 87.50
July 2012 -=– September 2012	Swap	12,000	$ 88.76
July 2012 – September 2012	Swap	5,000	$ 87.80

Additional information regarding derivatives can be referenced in Note 3, Fair Value Measurements.

6.             Commodity Derivative Instruments and Hedging Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.  The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts.  At December 31, 2010, Shell Energy North America (US), L.P., Union Bank of California N.A., BNP BARIBAS, NATIXIS and Regions Bank are the derivatives counterparties being used by the Company.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction.  For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction.  The Company is not required to make any payment in connection with the settlement of a floor contract.  Monthly settlements of these contracts are reflected in revenue from oil and gas production.

All of the Company's commodity derivative transactions are settled based on reported settlement prices on the NYMEX.  The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options.  The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model.  Since these transactions were designated as hedges, the Company is required to record the changes in fair value of these transactions as Other Comprehensive Income in the accompanying consolidated balance sheets with the ineffective portion of the change in fair value reported as Derivative (income) expense in the accompanying consolidated statements of operations.  See Note 2, Significant Accounting Policies for additional information on the Company's hedging activities.

At December 31, 2010,  $6.8 million represents the fair value of the commodity derivatives.  This  $6.8 million is made up  $9.6 million in assets, which is recorded in both current and long term assets and  $2.8 million in liabilities recorded in current and long-term liabilities and the net amount is recorded as a net of tax deferred income item in accumulated other comprehensive income in the consolidated balance sheet less hedge ineffectiveness.  Hedge ineffectiveness was  $1.8 million for 2010.  At December 31, 2009,  $30.5 million represents the fair value of the commodity derivatives and is recorded as current and long-term assets and as a net of tax deferred income item in accumulated other comprehensive income in the consolidated balance sheet less hedge ineffectiveness.  Hedge ineffectiveness was  $0.6 million for 2009.

For the year ended December 31, 2010, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately  $42.9 million.  For the year ended December 31, 2009, the Company realized a net increase in oil and gas revenues related to hedging transactions of approximately  $103.7 million.  For the year ended December 31, 2008, the Company realized a net decrease in oil and gas revenues related to hedging transactions of approximately  $6.1 million.

As of December 31, 2010, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2011 and 2012:

Remaining Contract Term	Contract Type	Volume in MMBtus/Month	NYMEX Strike Price
January 2011 – March 2011	Swap	250,000	$7.42
January 2011 – March 2011	Swap	150,000	$6.97
January 2011 – March 2011	Swap	150,000	$6.95
January 2011 – June 2011	Swap	100,000	$6.87
January 2011 – August 2011	Put	250,000	$6.50
April 2011 – May 2011	Swap	150,000	$6.50
April 2011 – December 2011	Swap	100,000	$6.24
July 2011 – December 2011	Swap	100,000	$6.33
January 2012 – February 2012	Swap	100,000	$6.24
January 2012 – February 2012	Swap	100,000	$6.33

As of December 31, 2010, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2011 and 2012:

Remaining Contract Term	Contract Type	Volume in Bbls/Month	NYMEX Contract Price per Bbl
January 2011 – December 2011	Swap	6,000	$86.76
January 2011 – December 2011	Swap	6,000	$85.70
January 2011 – December 2011	Swap	10,000	$85.25
January 2011 – December 2011	Swap	8,000	$88.20
January 2011 – December 2011	Swap	9,000	$85.50
January 2012 – March 2012	Swap	10,000	$89.00
January 2012 – March 2012	Swap	8,000	$88.24
January 2012 – March 2012	Swap	6,000	$86.80
April 2012 – June 2012	Swap	6,000	$88.52
April 2012 – June 2012	Swap	6,000	$87.05
April 2012 – June 2012	Swap	5,000	$87.50
July 2012 – September 2012	Swap	12,000	$88.76
July 2012 – September 2012	Swap	5,000	$87.80

Additional information regarding derivatives can be referenced in Note 3, Fair Value Measurements.

Equity Method Investments	12 Months Ended
Dec. 31, 2010
Equity Method Investments
Equity Method Investments

7.             Equity Method Investments

Attune Australia

In November 2007, the Company purchased a 50% interest in Attune Australia LLC ("Attune") for  $7.2 million from RAAM Exploration LLC.  Concordia Resources Inc., a related party, owns the remaining 50% of Attune Australia LLC.  Attune's operations consist of its ownership of an overriding royalty interest in an Australian oil field that began producing oil in November 2007.  Due to the Company's ability to exercise significant influence on this entity, the Company has accounted for the investment in Attune using the equity method.

The Company evaluates its equity method investments on a quarterly basis to ensure proper accounting treatment is being applied.  During the Company's equity method investment review in the fourth quarter of 2010, the Company researched information on the oil field and found reserve information published on the operator's website, which the Company used to perform an economic reserve run.  The results of this analysis led the Company to determine that the Attune investment had incurred an other than temporary impairment ("OTTI").  The company performed a discounted cash flow analysis using risk adjusted discount rates to estimate the current fair value of the Attune investment.  The result of this analysis was a  $5.2 million OTTI charge, which was recorded in the Consolidated Statements of Operation in (Loss) Income from Equity Method Investments.

Former Equity investment

During 2008, the Company became a 50% member of a limited liability company (the LLC) that participates as a working interest and revenue owner in certain of its oil and gas properties.  The remaining 50% of the LLC units are owned by three unrelated third party entities.  The Company contributed  $60 million and  $10.3 million of oil and gas properties to the LLC during 2008 and 2009, respectively.  One member of the LLC did not make a contribution in 2009; this resulted in an increase in the Company's ownership from 50% to 51%.  This investment was accounted for using the equity method for 2008 and the first six months of 2009.  The Company recorded its share of the entity's net income and net loss,  $0.5 million at June 30, 2009 and  $(7.6) million at December 31, 2008, respectively, as income (loss) on equity investment in the accompanying consolidated statements of operations.  On June 30, 2009, the Company withdrew its 51% share of the assets, liabilities, working interests and net revenue interests from the LLC.  The Company owned  $3.3 million of cash,  $60.4 million of net oil and gas properties, and a  $0.6 million asset retirement obligation.  These values are included within the Company's consolidated financial statements, and the Company's share of the LLC reserves are included in the year end 2010 and 2009 reserve report information disclosed in the attached unaudited supplemental oil and gas data.

Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Accounts Payable And Accrued Liabilities
Accounts Payable And Accrued Liabilities

8.             Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2010 and 2009:

	December 31,
	2010	2009
Accounts payable	$ 11,639	$ 13,582
Oil and gas property costs accrual	4,850	7,062
Production and delivery costs accrual	1,733	—
Salaries and benefits accrual	888	3,267
Other	477	1,270
Total Accounts payable and Accrued liabilities	$ 19,587	$ 25,181

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt
Debt

6.             Debt

2015 Senior Secured Notes

On September 24, 2010, we completed an offering of  $150.0 million senior secured notes at a coupon rate of 12.50% (the "2015 Senior Secured Notes") with a maturity date of October 1, 2015. The interest on the notes will be payable in cash semi-annually in arrears on April 1 and October 1 of each year, commencing on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15. Interest on the notes will be computed on the basis of a 360-day year of twelve 30-day months. The notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes. The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the revolving credit facility and intends to use the remainder of the proceeds for funding a portion of the planned capital expenditures for development and drilling during 2011. As of June 30, 2011,  $150.0 million notional amount of the 2015 Senior Secured Notes was outstanding. The carrying amount of the 2015 Senior Secured Notes was  $148.8 million as of June 30, 2011.

The 2015 Senior Secured Notes are guaranteed on a senior secured basis by each of our existing and future domestic subsidiaries that guarantee indebtedness under our Amended Revolving Credit Facility. The 2015 Senior Secured Notes and the guarantees are secured by a security interest in substantially all of our and our existing future domestic subsidiaries' (other than certain future unrestricted subsidiaries') assets to the extent they constitute collateral under our Amended Revolving Credit Facility, subject to certain exceptions. Pursuant to an Intercreditor Agreement, the lien securing the notes is subordinated and junior to liens securing our Amended Revolving Credit Facility.

Amended Revolving Credit Facility

On September 24, 2010, an amendment to the Company's Revolving Credit Facility established a new borrowing base of  $62.5 million which was undrawn at June 30, 2011. The Credit Agreement governing the amended revolving credit facility includes covenants restricting certain of the Company's financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses. The covenants also include limitations on borrowings, investments, and distributions.

Promissory Note

The Company has a promissory note with GE Commercial Finance Business Property Corporation ("GECF") with a balance of  $2.9 million at June 30, 2011 related to the construction of the Houston office building. The GECF note requires monthly installments of principal and interest in the amount of  $27,000 until September 1, 2025. There are no covenant requirements under this note.

Finance Agreement

During May 2011, the Company entered into an agreement to finance the premiums for its annual insurance policies with Imperial Credit Corporation. The finance agreement requires monthly installments of principal and interest in the amount of  $0.9 million until February 1, 2012. There are no covenant requirements under this agreement.

9.             Debt

2015 Senior Secured Notes

On September 24, 2010, the Company completed an offering of  $150.0 million senior secured notes at a coupon rate of 12.50% (the "2015 Senior Secured Notes") with a maturity date of October 1, 2015.  The interest on the 2015 Senior Secured Notes will be payable in cash semi-annually in arrears on April 1 and October 1 of each year, commencing on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15.  Interest on the notes will be computed on the basis of a 360-day year of twelve 30-day months.  The notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes.  The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the revolving credit facility and intends to use the remainder of the proceeds for funding a portion of the planned capital expenditures for development and drilling in 2011.  As of December 31, 2010,  $150.0 million notional amount of the 2015 Senior Secured Notes was outstanding.  The carrying amount of the 2015 Senior Secured Notes was  $148.7 million, net of discount, as of December 31, 2010.

The holders of the 2015 Senior Secured Notes entered into an Intercreditor Agreement with Union Bank, N.A. in its capacity as administrative agent for the First Lien Creditors who are parties to the Amended Revolving Credit Facility.  The Intercreditor Agreement states that the holders of the 2015 Senior Secured Notes are Second Lien Note Holders and are collateralized by a second lien on all properties as collateralized by the First Lien Creditors.

The senior notes contain typical restrictions on liens, mergers and sales of assets.  Until October 1, 2014, the Company may redeem up to 35% of the aggregate principal amount of the 2015 Senior Secured Notes at a price equal to 112.50% of the principal amount, plus accrued and unpaid interest to the date of redemption, with the net cash proceeds of certain equity offerings.  On or after October 1, 2014 until March 31, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at an initial redemption price equal to par value plus one-half the coupon plus accrued and unpaid interest to the date of redemption.  On or after April 1, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at a redemption price equal to par plus accrued and unpaid interest to the date of redemption.  The Company may also redeem some or all of the 2015 Senior Secured Notes at any time prior to October 1, 2014 at the "make-whole" prices and at any time on or after April 1, 2015 at par.

Amended Revolving Credit Facility

On September 24, 2010, an amendment to the Company's Revolving Credit Facility established a new borrowing base of  $62.5 million which was undrawn at December 31, 2010.  The Credit Agreement governing the amended revolving credit facility includes covenants restricting certain of the Company's financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses.  The covenants also include limitations on borrowings, investments, and distributions.  The Company is in compliance with these debt covenants at December 31, 2010.  The maturity date is September 3, 2012.

Promissory Note

The Company has a promissory note with GE Commercial Finance Business Property Corporation ("GECF") in the amount of  $3.5 million related to the construction of the Houston office building.  The GECF note requires monthly installments of principal and interest in the amount of  $27,000 until September 1, 2025.  There are no covenant requirements under this note.  The effective interest rate on this note was 7.05% at December 31, 2010 and 2009.

Finance Agreement

During May 2010, the Company entered into an agreement to finance the premiums for its annual insurance policies with Premium Assignment Corporation.  The finance agreement requires monthly installments of principal and interest in the amount of  $1.0 million until February 1, 2011.  There are no covenant requirements under this agreement.  The effective interest rate on this agreement was 4.92% at December 31, 2010 and 2009.

Long-term Debt Maturities

The future estimated maturities of long-term debt are as follows:

Year ending December 31:	In thousands
2011	$ 1,112
2012	128
2013	137
2014	147
2015	150,158
Thereafter	2,290
Total	$ 153,972
Cash payments for interest totaled $3.4 million, $4.0 million and $4.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

7.             Income Taxes

The Income tax provision for the three months ended June 30, 2011 was  $9.4 million or an effective tax rate of 47.1%, compared to  $10.5 million or an effective tax rate of 36.2% for the three months ended June 30, 2010. The Income tax provision for the six months ended June 30, 2011 was  $12.0 million or an effective tax rate of 36.4%, compared to  $17.2 million or an effective tax rate of 36.3% for the six months ended June 30, 2010. The difference in these rates for the three months ended June 30, 2011 and June 30, 2010 was primarily due to changes in the expected annual financial results, which affected both the federal and state annualized tax rates.

10.          Income Taxes

Deferred income taxes reflect the net effects on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company's deferred tax assets and liabilities as of December 31, 2010 and 2009 are as follows:

	December 31,
	2010	2009
Deferred tax assets:
Asset retirement obligation	$ 8,531	$ 7,605
Equity investment in unconsolidated subsidiary	1,906	—
Net operating loss carryforward	3,268	3,132
	$ 13,705	$ 10,737
Deferred tax liabilities:
Property & equipment	$ (103,615)	$ (105,992)
Commodity derivatives & swap	(2,575)	(11,648)
Section 1031 transaction	—	(4,665)
Other	(195)	(349)
	$ (106,385)	$ (122,654)

Deferred income taxes as of December 31, 2010 and 2009 are classified in the accompanying consolidated balance sheets as follows:

	December 31,
	2010	2009
Current liabilities	$ (1,810)	$ (8,803)
Long term liabilities	(90,870)	(103,114)
	$ (92,680)	$ (111,917)

The principal components of income tax provision (benefit) for the years ended December 31 are as follows:

	2010	2009	2008
Current income tax expense:
Federal	$ 21,234	$ 30,129	$ 12,733
State and local	2,064	5,554	2,167
	$ 23,298	$ 35,683	$ 14,900
Deferred income tax (benefit) expense:
Federal	$ (2,781)	$ (13,741)	$ 27,637
State and local	(7,077)	2,053	2,048
	$ (9,858)	$ (11,688)	$ 29,685

Total income tax provision	$ 13,440	$ 23,995	$ 44,585

Cash payments for income taxes totaled  $26.8 million,  $42.4 million and  $7.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Interest and penalties are recorded as a component of income tax provision.  The Company paid  $380,000 in penalties to the U.S. Federal jurisdiction during 2010 related to the 2009 tax year.

RAAM Global's 2010, 2009 and 2008 effective tax rates are 25.5%, 48.7% and 37.9%, respectively, and are comprised of the following:

	RAAM Global
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	34.2%
State and local taxes, net of federal benefit	0.4%	5.3%	2.7%
Deferred rate change	-5.3%	12.7%	0.0%
Depletion in excess of basis	-0.8%	-1.7%	-0.6%
Section 199 deduction	-2.9%	-3.9%	0.0%
Other	-0.9%	1.3%	1.6%
	25.5%	48.7%	37.9%

The state effective tax rate varies based on production activity in the various state jurisdictions.  During 2010 our production shifted to include more activity in states with lower tax rates than in 2009 due to the moratorium on drilling in the Gulf.  The unfavorable effect of the deferred rate change in 2009 primarily relates to the impact on our deferred tax liabilities of the change in our federal rate from 34% to 35%.  During 2010, our effective tax rate was favorably impacted by changes in estimates of our state apportionment factors.

The Charter companies' 2010, 2009 and 2008 effective tax rates are 31.3%, 30.6% and 40.2%, respectively, and are comprised of the following:

	The Charters
	2010	2009	2008
Statutory federal income tax rate	34.0%	34.0%	34.0%
State and local taxes, net of federal benefit	7.4%	3.2%	6.2%
Depletion in excess of basis	-10.1%	-6.6%	0.0%
	31.3%	30.6%	40.2%

As of December 31, 2010, the Company had Federal net operating loss carryforwards of  $6.2 million which will expire beginning in 2028 and state net operating loss carryforwards totaling  $26.8 million which have expiration periods that vary according to state jurisdiction.  Of the total  $26.8 million state net operating loss carryforwards,  $1.2 million will expire in 2014, and  $3.6 million will expire 2015.

The Company and its subsidiaries file income tax returns in the U.S. Federal jurisdiction and various state jurisdictions.  As a general rule, the Company's tax returns for calendar years after 2006 remain subject to examination by appropriate taxing authorities.  The 2008 Federal tax return is currently undergoing an examination.

The Company has a large number of routine transactions for which it believes the tax law is clear and unambiguous. The Company's management determined that the company does not have any uncertain tax positions that would require a disclosure under FASB income tax accounting guidance.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans
Employee Benefit Plans

11.          Employee Benefit Plans

Defined Contribution Plan

The Company maintains a 401(k) Retirement Savings Plan for employees.  Under the 401(k) Plan, the Company matches employee contributions at rates approved by the Board.  For the year ended December 31, 2010, the Company matched 100% of the first 8% of eligible pre-tax earnings (up to IRS limits) contributed by plan participants.  The total employer contributions were approximately  $482,000,  $407,000 and  $371,000 in 2010, 2009 and 2008, respectively.

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity

8.             Shareholders' Equity

During 2011, dividends were paid at  $25.00 per share to shareholders of record as of March 1, 2011 and June 15, 2011. During 2010, dividends were paid at  $25.00 per share to shareholders of record effective March 15, 2010 and June 15, 2010.

12.          Shareholders' Equity

During March 2008, the Company issued 100 shares of common stock to one employee.  During January 2009, the Company issued 50 shares of common stock to two employees.  During September 2009, the Company issued 4,711 shares of common stock to two third-party entities that withdrew their interests from a limited liability company that the Company previously participated in.  The two third-party entities exchanged their reserve values for ownership in the Company.  During December 2009, the Company purchased 160 shares of its common stock for  $431,000 from individual shareholders who desired to liquidate their investments in the Company.  The Company did not repurchase any shares during the year ended December 31, 2010.

During 2010, dividends were paid at  $25.00 per share to shareholders of record effective March 15, 2010, June 15, 2010, September 1, 2010 and December 15, 2010.  During 2009, dividends were paid at  $25.00 per share to shareholders of record effective March 1, 2009, June 15, 2009, September 15, 2009 and December 21, 2009.  During 2008, dividends were paid at  $25.00 per share to shareholders of record effective March 12, 2008, June 20, 2008, September 15, 2008 and December 5, 2008.

Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities
Variable Interest Entities

13.          Variable Interest Entities

Certain related party entities known as the Charter entities have been consolidated in the Company's financial statements in accordance with FASB accounting guidance related to Variable Interest Entities.  The Charter entities were established as C-corporations to maintain a joint interest in certain wells owned and operated by the Company.  Certain employees and executive officers of the Company were provided an opportunity to purchase a number of shares of the applicable Charter Company based upon rank and tenure with the Company for  $1 per share.  The purpose of the establishment of these entities was to provide the employees with an opportunity to share in the success of the Company through the joint interest in the properties owned by the Charter entities The first of these entities, Charter II, was established in 2006 followed by Charter III in 2008, Charter IV in 2009, and Charter V in 2010.

In performing an analysis of these entities for consolidation, the Company reviewed the guidance contained in FIN 46R, Consolidation of Variable Interest Entities, the accounting guidance in place at the time these entities were established, as well as the guidance contained in FAS 167, Amendments to FASB Interpretation No. 46R, now codified in ASC 810, Consolidation.  The Company considered the following facts in this analysis:

·The employee owners contributed minimal funds ( $1 per share) as an initial capital investment in each of the respective Charter entities and become the legal owner of the applicable shares of Charter stock.  Accordingly, the Charter entities were not funded with sufficient equity to fund their operations without sufficient additional financial support from RAAM.

·The Company requires no initial investment from the Charter entities to acquire the joint interest in the properties.  Payables incurred by Charter to RAAM for costs incurred in developing the wells are not required to be paid until revenues are generated from the properties at which time they are deducted from the joint interest billings due to the Charter entity.  In addition, the employee owners have no obligation to invest additional funds should the wells not produce sufficient revenues to cover the costs.  Accordingly, RAAM assumes all of the risk if the wells are dry or do not produce sufficient revenues to offset the costs incurred to develop the properties and fund the operation of the wells.

·The Board of Directors of the Charter entities are comprised of members of senior management of RAAM.  While the employee owners have voting rights to elect the Directors of Charter they have no rights to vote on key operating or management decisions, including sale or disposition of entity.  Since the shareholders of the Charter entities are employees of RAAM and all key decisions are made by the Board of Directors their voting rights are not considered substantive.

·The employees are not permitted to sell or assign their shares to any party other than RAAM.  There is no present obligation for RAAM to purchase (i.e.  call) the shares nor can the employees put the shares to RAAM for cash other than through termination, separation, or retirement as noted below.

·Upon termination, separation or retirement from the Company, Charter must purchase the shares from the employees at the estimated fair market value at the time of termination.

Given the conclusion regarding consolidation noted above, the issuance of the Charter shares to employees represents the issuance of shares of a consolidated subsidiary to employees qualifying for consideration as compensation costs in accordance with ASC Topic 718, Compensation-Stock Compensation (ASC 718).

The provision requiring the Charter entity to repurchase the shares at fair market value upon termination, separation or retirement represents an embedded employee put option.  Under ASC 718, liability classification is required for embedded employee put options if the award "permits" the employee to avoid the risks and rewards described below.  Liability classification is required even if it is unlikely that the employee will exercise his or her put right.  An award is classified as a liability if either of the following conditions is met:

1.     The award permits the employee to avoid bearing the risks and rewards normally associated with equity share ownership.  Generally, if a repurchase feature provides for a repurchase at fair value of the shares on the date of purchase (as in the case of the Charter shares), an employee would bear the risks and rewards of ownership (although as discussed in Condition 2 below, those risks and rewards must be held for a minimum period to avoid liability classification).

2.     The risks and rewards of share ownership are not retained for a reasonable period of time from the date the requisite service is rendered and the share is issued.  The FASB has defined a "reasonable period of time" as a period of six months.  The six-month "clock" begins on "the date the requisite service is rendered and the share is issued."  As such, the clock begins when (a) a share is vested or (b) an option is exercised and not subject to forfeiture through a repurchase feature that operates as a forfeiture provision.

Additionally, under ASC 718, if the employee has the ability to put shares back to the employer for fair value within six months of option exercise or share vesting, but chooses not to do so, the shares must be reclassified to equity at fair value on the date of reclassification.  Public companies must classify the redemption amount outside of permanent equity, as required by ASR 268.

The Charter shares meet both criteria for liability accounting as noted above.  However, since generally the employees held the shares for six months and chose not to leave the company and exercise the put right, the shares have been accounted for as a non-controlling interest requiring mark to market accounting classified to "mezzanine or "temporary equity" not as a liability but outside of permanent equity with mark to market accounting.  Adjustments to the fair value of the shares are recorded as an increase or decrease to retained earnings in accordance with ASR 268.

The Charter shares meet both criteria for liability accounting as noted above.  However, since generally the employees held the shares for six months and chose not to leave the company and exercise the put right, the shares are accounted for as a liability requiring mark to market accounting and compensation expense for the first six months after issuance and then be reclassified to "mezzanine or "temporary equity" not as a liability but outside of permanent equity with mark to market accounting.  Since there are no vesting provisions, any required compensation expense would be recognized immediately.  Once classified in temporary equity, any adjustments to the fair value of the shares are recorded as an increase or decrease to retained earnings in accordance with ASR 268.

In consideration of this guidance, the Company performed an analysis of the value of these entities at the date of share issuances and six months subsequent to that date.  This analysis was performed in order to determine RAAM's compensation cost, equal to the amount the fair value of the Charter shares in excess of the purchase price.  Generally speaking, at inception, and throughout the first year the reserves of the Charter entities have minimal fair value as the properties are in the early stages of being established and there is much uncertainty regarding the drilling prospects (i.e.  dry well vs.  active producing well).  As a result, the estimated value of the reserves do not surpass the amount of the payable to RAAM until later in the drilling stage of the various wells when more certainty exists regarding the future reserve prospects.  Accordingly, no compensation expense has been recognized in the consolidated financial statements.

Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related-Party Transactions
Related-Party Transactions

9.             Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties. Amounts due from such related parties of approximately  $912,000 and  $734,000 at June 30, 2011 and December 31, 2010, respectively, are included in Accounts receivable in the Company's condensed consolidated balance sheets and represent joint interest owner receivables. Amounts due to such related parties of  $7.2 million and  $4.5 million at June 30, 2011 and December 31, 2010, respectively, are included in Revenues payable in the Company's condensed consolidated balance sheets and represent revenue owner payables.

14.          Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties.  Amounts due from such related parties of approximately  $734,000 and  $7.9 million at December 31, 2010 and 2009, respectively, are included in Accounts receivable in the Company's consolidated balance sheets and represent joint interest owner receivables.  Amounts due to such related parties of  $4.5 million and  $6.0 million at December 31, 2010 and 2009, respectively, are included in Revenues payable in the Company's consolidated balance sheets and represent revenue owner payables.  The Company paid  $84,000 in consulting fees to a related party in each of the years ended December 31, 2010, 2009 and 2008, and this is recorded in General and administrative expenses on the consolidated statements of operations.

A related party entity owned 100% by a majority shareholder is a working interest and revenue partner in certain of the Company's properties.  The related party entity executed a Joint Operating Agreement with the Company effective December 1, 2004, to participate in properties to be developed by the Company.  The entity receives joint interest bills from the Company for its respective share of lease and drilling costs.  The costs under these agreements owed to the Company at December 31, 2010 and 2009 totaled approximately  $20,000 and  $29,000, respectively, are included in accounts receivable in the Company's consolidated balance sheets, and represent joint interest owner receivables.  Revenues owed to the entity at December 31, 2010 and 2009 totaled  $2.0 million and  $1.9 million respectively, are included in revenues payable in the Company's consolidated balance sheets, and represent revenue owner payables.

Beginning in May 2002, the Lexington office space was leased from a related party entity owned 100% by a majority shareholder of the Company; total rent payments were approximately  $213,000,  $189,000 and  $185,000 during 2010, 2009 and 2008, respectively.  See Note 15, Commitments and Contingencies for further information.

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies

10.          Commitments and Contingencies

The Company has been named as a defendant in certain lawsuits arising in the ordinary course of business. While the outcome of the lawsuits cannot be predicted with certainty, management does not expect that these matters will have a material adverse effect on the financial position, cash flows or results of operations of the Company.

15.          Commitments and Contingencies

The Company leases office space for its Lexington, Kentucky, New Orleans, Louisiana and Denver, Colorado offices under operating leases expiring in various years through 2015.  The Lexington, Kentucky office space is leased from a related party (see Note 14).  At December 31, 2010, future minimum rental payments required under these leases are as follows:

Year ending December 31:	Minimum Lease Payments
(In thousands)
2011	$283
2012	286
2013	294
2014	240
2015	215
Total	$1,318

Rent expense under operating leases was approximately  $530,000,  $667,000 and  $579,000 for 2010, 2009 and 2008, respectively.

Historically, the majority of the Company's proved oil and gas properties have been located in the Gulf of Mexico, resulting in a concentration of its operations in one geographic area.  Management has concentrated its efforts since 1996 in developing prospects in other geographic areas in order to mitigate this risk.  During 2010 and 2009, the Company drilled successful wells onshore and has developed additional onshore drilling prospects that are anticipated to be drilled during 2011.

The Company has been named as a defendant in certain lawsuits arising in the ordinary course of business.  While the outcome of the lawsuits cannot be predicted with certainty, management does not expect that these matters will have a material adverse effect on the financial position, cash flows or results of operations of the Company.

Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

12.          Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries. During 2010, RAAM Global issued the 2015 Senior Secured Notes, described in Note 6, Debt. Each of RAAM Global's wholly owned subsidiaries are guarantors of these notes. The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of June 30, 2011 and December 31, 2010, condensed consolidating statements of operations for the three and six months ended June 30, 2011 and 2010 and condensed consolidating statements of cash flows for the six months ended June 30, 2011 and 2010, and should be read in conjunction with the condensed consolidated financial statements herein.

Condensed Consolidating Balance Sheets
At June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-Guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 35,931	$ 35,272	$ 18	$ —	$ 71,221
Receivables, net	2,955	40,311	245	(8,579)	34,932
Commodity derivatives – current portion	—	2,669	—	—	2,669
Prepaids and other current assets	1,614	12,436	—	—	14,050
Total current assets	40,500	90,688	263	(8,579)	122,872
Net oil and gas properties	51,823	411,530	13,653	—	477,006
Total other assets	33,678	284,742	—	(290,067)	28,353
Total assets	$ 126,001	$ 786,960	$ 13,916	$ (298,646)	$ 628,231
Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 5,809	$ 39,939	$ 8,527	$ (8,579)	$ 45,696
Advances from joint interest partners	—	909	—	—	909
Commodity derivatives – current portion	—	2,479	—	—	2,479
Asset retirement obligations – current portion	—	2,406	—	—	2,406
Long-term debt – current portion	124	6,266	—	—	6,390
Deferred income taxes – current portion	—	797	—	—	797
Total current liabilities	5,933	52,796	8,527	(8,579)	58,677
Other liabilities:
Commodity derivatives	—	610	—	—	610
Asset retirement obligations	874	21,220	248	—	22,342
Long-term debt	2,787	—	—	—	2,787
Senior secured notes	148,781	—	—	—	148,781
Deferred income taxes	5,198	92,493	1,411	—	99,102
Total other liabilities	157,640	114,323	1,659	—	273,622
Total liabilities	163,573	167,119	10,186	(8,579)	332,299
Noncontrolling interest	—	—	20,956	—	20,956
Total shareholders' equity	(37,572)	619,841	(17,226)	(290,067)	274,976
Total liabilities and shareholders' equity	$ 126,001	$ 786,960	$ 13,916	$ (298,646)	$ 628,231

Condensed Consolidating Balance Sheets
At December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 45,683	$ 35,320	$ 29	$ —	$ 81,032
Receivables, net	3,491	52,019	528	(8,968)	47,070
Commodity derivatives – current portion	—	9,377	—	—	9,377
Prepaids and other current assets	1,724	6,260	—	—	7,984
Total current assets	50,898	102,976	557	(8,968)	145,463
Net oil and gas properties	55,808	370,000	11,142	—	436,950
Total other assets	34,444	270,496	–	(290,067)	14,873
Total assets	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286
Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 6,423	$ 37,490	$ 8,448	$ (8,968)	$ 43,393
Commodity derivatives - current portion	—	1,973	—	—	1,973
Asset retirement obligations - current portion	—	2,406	—	—	2,406
Long-term debt – current portion	110	1,002	—	—	1,112
Deferred income taxes – current portion	–	1,810	—	—	1,810
Total current liabilities	6,533	44,681	8,448	(8,968)	50,694
Other liabilities:
Commodity derivatives	—	861	—	—	861
Asset retirement obligations	872	19,923	151	—	20,946
Long-term debt	2,860	—	—	—	2,860
Senior secured notes	148,681	—	—	—	148,681
Deferred income taxes	5,198	84,827	845	—	90,870
Total other liabilities	157,611	105,611	996	—	264,218
Total liabilities	164,144	150,292	9,444	(8,968)	314,912
Noncontrolling interest	—	—	2,467	—	2,467
Total shareholders' equity	(22,994)	593,180	(212)	(290,067)	279,907
Total liabilities and shareholders' equity	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286

Condensed Consolidating Statements of Operations
For the three months ended June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 254	$ 23,904	$ 952	$ —	$ 25,110
Oil sales	259	24,505	983	—	25,747
Total revenues	513	48,409	1,935	—	50,857
Costs and expenses:
Production and delivery costs	97	8,672	121	—	8,890
Workover costs	—	747	39	—	786
Depreciation, depletion and amortization..	1,703	11,908	316	—	13,927
General and administrative expenses	1,138	2,821	7	—	3,966
Bad debt expense	—	770	—	—	770
Derivative income	—	(292)	—	—	(292)
Total operating expense	2,938	24,626	483	—	28,047
Income from operations	(2,425)	23,783	1,452	—	22,810
Other income (expenses):
Interest expense, net	(2,875)	(74)	—	—	(2,949)
Other, net	—	(13)	—	—	(13)
Total other income (expenses):	(2,875)	(87)	—	—	(2,962)
Income (loss) before taxes	(5,300)	23,696	1,452	—	19,848
Income tax provision	2,000	6,924	430	—	9,354
Net income (loss) including noncontrolling interest	$ (7,300)	$ 16,772	$ 1,022	$ —	$ 10,494
Net income attributable to noncontrolling interest (net of tax)	—	—	1,022	—	1,022
Net income (loss) attributable to RAAM Global	$ (7,300)	$ 16,772	$ —	$ —	$ 9,472

Condensed Consolidating Statements of Operations
For the three months ended June 30, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 301	$ 32,894	$ 633	$ —	$ 33,828
Oil sales	236	20,221	595	—	21,052
Total revenues	537	53,115	1,228	—	54,880
Costs and expenses:
Production and delivery costs	97	6,737	89	—	6,923
Workover costs	14	763	—	—	777
Depreciation, depletion and amortization	2,871	10,421	550	—	13,842
General and administrative expenses	915	2,322	16	—	3,253
Derivative income	—	515	—	—	515
Total operating expense	3,897	20,758	655	—	25,310
Income from operations	(3,360)	32,357	573	—	29,570
Other income (expenses):
Interest expense, net	(33)	(867)	—	—	(900)
Other, net	46	424	—	—	470
Total other income (expenses)	13	(443)	—	—	(430)
Income (loss) before taxes	(3,347)	31,914	573	—	29,140
Income tax provision	10,045	496	—	—	10,541
Net income (loss) including noncontrolling interest	$ (13,392)	$ 31,418	$ 573	$ —	$ 18,599
Net income attributable to noncontrolling interest (net of tax)	—	—	573	—	573
Net income (loss) attributable to RAAM Global	$ (13,392)	$ 31,418	$ —	$ —	$ 18,026

Condensed Consolidating Statements of Operations
For the six months ended June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 396	$ 47,406	$ 1,622	$ —	$ 49,424
Oil sales	469	44,828	1,609	—	46,906
Total revenues	865	92,234	3,231	—	96,330
Costs and expenses:
Production and delivery costs	215	15,915	222	—	16,352
Workover costs	—	1,177	41	—	1,218
Depreciation, depletion and amortization	4,155	26,015	896	—	31,066
General and administrative expenses	2,568	5,769	8	—	8,345
Bad debt expense	—	770	—	—	770
Derivative income	—	(539)	—	—	(539)
Total operating expense	6,938	49,107	1,167	—	57,212
Income from operations	(6,073)	43,127	2,064	—	39,118
Other income (expenses):
Interest expense, net	(6,193)	(155)	—	—	(6,348)
Other, net	184	(3)	—	—	181
Total other income (expenses)	(6,009)	(158)	—	—	(6,167)
Income (loss) before taxes	(12,082)	42,969	2,064	—	32,951
Income tax provision	2,000	9,422	588	—	12,010
Net income (loss) including noncontrolling interest	$ (14,082)	$ 33,547	$ 1,476	$ —	$ 20,941
Net income attributable to noncontrolling interest (net of tax)	—	—	1,476	—	1,476
Net income (loss) attributable to RAAM Global	$ (14,082)	$ 33,547	$ —	$ —	$ 19,465

Condensed Consolidating Statements of Operations
For the six months ended June 30, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ 684	$ 66,697	$ 1,206	$ —	$ 68,587
Oil sales	469	41,385	1,144	—	42,998
Total revenues	1,153	108,082	2,350	—	111,585
Costs and expenses:
Production and delivery costs	205	14,455	151	—	14,811
Workover costs	20	2,047	—	—	2,067
Depreciation, depletion and amortization	5,631	32,811	1,100	—	39,542
General and administrative expenses	1,747	4,628	16	—	6,391
Derivative income	—	309	—	—	309
Total operating expense	7,603	54,250	1,267	—	63,120
Income from operations	(6,450)	53,832	1,083	—	48,465
Other income (expenses):
Interest expense, net	(85)	(1,553)	—	—	(1,638)
Other, net	66	470	—	—	536
Total other income (expenses):	(19)	(1,083)	—	—	(1,102)
Income (loss) before taxes	(6,469)	52,749	1,083	—	47,363
Income tax provision	10,045	7,032	137	—	17,214
Net income (loss) including noncontrolling interest	$ (16,514)	$ 45,717	$ 946	$ —	$ 30,149
Net income attributable to noncontrolling interest (net of tax)	—	—	946	—	946
Net income (loss) attributable to RAAM Global	$ (16,514)	$ 45,717	$ —	$ —	$ 29,203

Condensed Consolidating Statements of Cash Flows
For the six months ended June 30, 2011

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ (9,226)	$ 77,528	$ 3,392	$ —	$ 71,694

Investing activities
Change in investments between affiliates.	2,498	(2,498)	—	—	—
Change in advances from joint interest partners	—	909	—	—	909
Payment of prepaid drilling expenses	—	(14,000)	—	—	(14,000)
Additions to oil and gas properties and equipment	(66)	(69,376)	(3,403)	—	(72,845)
Proceeds from net sales of oil and gas properties	—	2,125	—	—	2,125
Net cash provided by (used in) investing activities	2,432	(82,840)	(3,403)	—	(83,811)

Financing activities
Proceeds from long-term borrowings	—	8,037	—	—	8,037
Payments on long-term borrowings	(59)	(2,773)	—	—	(2,832)
Payment of dividends	(3,000)	—	—	—	(3,000)
Other	101	—	—	—	101
Net cash used in financing activities	(2,958)	5,264	—	—	2,306

Increase (decrease) in cash and cash equivalents	(9,752)	(48)	(11)	—	(9,811)
Cash and cash equivalents, beginning of period	45,683	35,320	29	—	81,032
Cash and cash equivalents, end of period	$ 35,931	$ 35,272	$ 18	$ —	$ 71,221

Condensed Consolidating Statements of Cash Flows
For the six months ended June 30, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ (13,734)	$ 68,770	$ 2,069	$ —	$ 57,105

Investing activities
Change in investments	—	149	—	—	149
Change in investments between affiliates	16,438	(16,438)	—	—	—
Change in advances from joint interest partners	—	(991)	—	—	(991)
Additions to oil and gas properties and equipment	(167)	(26,729)	(2,076)	—	(28,972)
Net cash provided by (used in) investing activities	16,271	(44,009)	(2,076)	—	(29,814)

Financing activities
Proceeds from long-term borrowings	—	8,874	—	—	8,874
Payments on long-term borrowings	(46)	(12,009)	—	—	(12,055)
Deferred loan costs	—	304	—	—	304
Payment of dividends	(3,000)	—	—	—	(3,000)
Net cash used in financing activities..	(3,046)	(2,831)	—	—	(5,877)

Increase (decrease) in cash and cash equivalents	(509)	21,930	(7)	—	21,414
Cash and cash equivalents, beginning of period	3,190	25,681	17	—	28,888
Cash and cash equivalents, end of period	$ 2,681	$ 47,611	$ 10	$ —	$ 50,302

16.          Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries.  During 2010, RAAM Global issued the 2015 Senior Secured Notes, described in Note 9, Debt.  Each of RAAM Global's wholly owned subsidiaries are guarantors of these notes.  The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of December 31, 2010 and 2009, and condensed consolidated statements of operations and cash flows for the years ended December 31, 2010, 2009 and 2008, and should be read in conjunction with the consolidated financial statements herein.

Condensed Consolidating Balance Sheets
At December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 45,683	$ 35,320	$ 29	$ —	$ 81,032
Receivables, net	3,491	52,019	528	(8,968)	47,070
Commodity derivatives – current portion	—	9,377	—	—	9,377
Prepaids and other current assets	1,724	6,260	—	—	7,984
Total current assets	50,898	102,976	557	(8,968)	145,463
Net oil and gas properties	55,808	370,000	11,142	—	436,950
Total other assets	34,444	270,496	–	(290,067)	14,873
Total assets	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286
Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 6,423	$ 37,490	$ 8,448	$ (8,968)	$ 43,393
Commodity derivatives - current portion	—	1,973	—	—	1,973
Asset retirement obligations - current portion	—	2,406	—	—	2,406
Long-term debt – current portion	110	1,002	—	—	1,112
Deferred income taxes – current portion	–	1,810	—	—	1,810
Total current liabilities	6,533	44,681	8,448	(8,968)	50,694
Other liabilities:
Commodity derivatives	—	861	—	—	861
Asset retirement obligations	872	19,923	151	—	20,946
Long-term debt	2,860	—	—	—	2,860
Senior secured notes	148,681	—	—	—	148,681
Deferred income taxes	5,198	84,827	845	—	90,870
Total other liabilities	157,611	105,611	996	—	264,218
Total liabilities	164,144	150,292	9,444	(8,968)	314,912
Noncontrolling interest	—	—	2,467	—	2,467
Total shareholders' equity	(22,994)	593,180	(212)	(290,067)	279,907
Total liabilities and shareholders' equity	$ 141,150	$ 743,472	$ 11,699	$ (299,035)	$ 597,286

Condensed Consolidating Balance Sheets
At December 31, 2009

At December 31, 2009	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 3,190	$ 25,681	$ 17	$ –	$ 28,888
Receivables, net	3,390	44,352	843	(11,564)	37,021
Commodity derivatives – current portion	–	26,996	–		26,996
Prepaids and other current assets	353	10,425	–		10,778
Total current assets	6,933	107,454	860	(11,564)	103,683

Net oil and gas properties	66,633	358,263	8,017	–	432,913

Total other assets	34,763	273,347	–	(288,858)	19,252
Total assets	$ 108,329	$ 739,064	$ 8,877	$ (300,422)	$ 555,848

Liabilities and shareholders' equity
Current liabilities:
Payables and accrued liabilities	$ 3,019	$ 45,364	$ 7,882	$ (11,564)	$ 44,701
Advances from joint interest partners	–	1,053	–		1,053
Asset retirement obligations - current portion	–	2,543	–		2,543
Long-term debt – current portion	102	1,040	–		1,142
Deferred income taxes – current portion	–	8,803	–		8,803
Total current liabilities	3,121	58,803	7,882	(11,564)	58,242

Other liabilities:
Asset retirement obligations	844	16,561	57		17,462
Long-term debt	2,980	110,000	–		112,980
Deferred income taxes	8,466	94,346	302		103,114
Total other liabilities	12,290	220,907	359	–	233,556
Total liabilities	15,411	279,710	8,241	(11,564)	291,798

Noncontrolling interest	–	–	5,551		5,551

Total shareholders' equity	92,918	459,354	(4,915)	(288,858)	258,499
Total liabilities and shareholders' equity	$ 108,329	$ 739,064	$ 8,877	$ (300,422)	555,848

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Revenues
Gas sales	$ 1,132	$ 113,487	$ 2,557	$ —	$ 117,176
Oil sales	936	77,439	2,257	—	80,632
Total revenues	2,068	190,926	4,814	—	197,808

Costs and expenses:
Production and delivery costs	388	30,837	344	—	31,569
Workover costs	22	10,442	6	—	10,470
Depreciation, depletion and amortization	11,251	58,502	2,201	—	71,954
General and administrative expenses	4,872	11,737	24	—	16,633
Bad debt expense	—	98	—	—	98
Derivative (income) expense	—	(555)	—	—	(555)
Total operating expense	16,533	111,061	2,575	—	130,169
Income from operations	(14,465)	79,865	2,239	—	67,639

Other income (expenses):
Interest expense, net	(5,786)	(2,995)	—	—	(8,781)
Loss on disposal of inventory and properties	—	(1,463)	—	—	(1,463)
Income (loss) from equity investment	(5,156)	—	—	—	(5,156)
Other, net	180	254	—	—	434
Total other income (expenses):	(10,762)	(4,204)	—	—	(14,966)
Income before taxes	(25,227)	75,661	2,239	—	52,673
Income tax provision (benefit)	16,406	(3,524)	558	—	13,440
Net income including noncontrolling interest	$ (41,633)	$ 79,184	$ 1,682	$ —	$ 39,233
Net income attributable to noncontrolling interest (net of tax)	—	—	1,682	—	1,682
Net income attributable to RAAM Global	$ (41,633)	$ 79,184	$ —	$ —	$ 37,551
Totals may not foot due to rounding.
Condensed Consolidating Statements of Operations

For the year ended December 31, 2009

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Revenues
Gas sales	$ 1,822	$ 151,873	$ 824	$ —	$ 154,519
Oil sales	867	82,216	1,179	—	84,262
Insurance proceeds – business interruption	—	20,207	—	—	20,207
Total revenues	2,689	254,296	2,003	—	258,988

Costs and expenses:
Production and delivery costs	506	25,203	122	—	25,831
Workover costs	18	8,420	1	—	8,439
Depreciation, depletion and amortization	19,575	130,022	826	—	150,423
General and administrative expenses	7,558	10,524	37	—	18,119
Bad debt expense	—	2,454	—	—	2,454
Derivative (income) expense	—	136	—	—	136
Total operating expense	27,657	176,759	986	—	205,402
Income from operations	(24,968)	77,537	1,017	—	53,586

Other income (expenses):
Interest expense, net	(209)	(3,777)	—	—	(3,986)
Loss on disposal of inventory and properties	—	(1,257)	—	—	(1,257)
Income (loss) from equity investment	492	—	—	—	492
Other, net	681	180	—	—	861
Total other income (expenses):	964	(4,854)	—	—	(3,890)
Income before taxes	(24,004)	72,683	1,017	—	49,696
Income tax provision (benefit)	33,715	(10,022)	302	—	23,995
Net income including noncontrolling interest	$ (57,719)	$ 82,705	$ 715	$ —	$ 25,701
Net income attributable to noncontrolling interest (net of tax)	—	—	715	—	715
Net income attributable to RAAM Global	$ (57,719)	$ 82,705	$ —	$ —	$ 24,986

Totals may not foot due to rounding.

Condensed Consolidating Statements of Operations

For the year ended December 31, 2008

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Revenues
Gas sales	$ 3,128	$ 121,771	$ 2,848	$ —	$ 127,747
Oil sales	1,625	74,517	2,848	—	78,990
Insurance proceeds – business interruption	—	2,660	—	—	2,660
Total revenues	4,753	198,948	5,696	—	209,397

Costs and expenses:
Production and delivery costs	432	18,467	289	—	19,188
Workover costs	292	11,092	60	—	11,444
Depreciation, depletion and amortization	4,162	82,544	3,739	—	90,445
General and administrative expenses	3,689	6,709	20	—	10,418
Derivative (income) expense	—	(1,007)	—	—	(1,007)
Total operating expense	8,575	117,805	4,108	—	130,488

Income from operations	(3,822)	81,143	1,588	—	78,909

Other income (expenses):
Interest expense, net	(180)	(1,546)	—	—	(1,726)
Gain on sale of oil and gas properties	8,733	39,475	—	—	48,208
Income (loss) from equity investment	(7,561)	—	—	—	(7,561)
Other, net	343	126	—	—	469
Total other income (expenses):	1,335	38,055	—	—	39,390

Income before taxes	(2,487)	119,198	1,588	—	118,299
Income tax provision	13,040	31,397	148	44,585
Net income including noncontrolling interest	$ (15,527)	$ 87,799	$ 1,442	$ —	$ 73,714
Net income attributable to noncontrolling interest (net of tax)	—	—	1,442	—	1,442
Net income attributable to RAAM Global	$ (15,527)	$ 87,799	$ —	$ —	$ 72,272

Totals may not foot due to rounding.

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	(23,557)	132,371	5,395	—	114,209

Investing activities
Change in investments	—	150	—	—	150
Change in investments between affiliates	(69,691)	69,691	—	—	—
Change in advances from joint interest partners	—	(1,052)	—	—	(1,052)
Additions to oil and gas properties and equipment	(76)	(81,477)	(5,383)	—	(86,936)
Net cash used in investing activities	(69,767)	(12,688)	(5,383)	—	(87,838)

Financing activities
Proceeds from long-term borrowings	—	8,874	—	—	8,874
Payments on long-term borrowings	(112)	(118,912)	—	—	(119,024)
Proceeds from Issuance of 12.5% Senior Notes due 2015	148,629	—	—	—	148,629
Deferred bond costs	(6,701)	—	—	—	(6,701)
Payment of dividends	(6,000)	—	—	—	(6,000)
Other	—	(5)	—	—	(5)
Net cash provided by (used in) financing activities	135,816	(110,043)	—	—	25,773
Increase (decrease) in cash and cash equivalents	42,492	9,640	12	—	52,144
Cash and cash equivalents, beginning of period	3,190	25,681	17	—	28,888
Cash and cash equivalents, end of period	$ 45,682	$ 35,321	$ 29	$ —	$ 81,032

Totals may not foot due to rounding.

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2009

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities...	(33,311)	216,082	2,734	—	185,505

Investing activities
Change in restricted cash	—	2,000	—	—	2,000
Change in investments	—	(150)	—	—	(150)
Change in investments between affiliates	53,351	(53,351)	—	—	—
Change in advances from joint interest partners	—	658	—	—	658
Additions to oil and gas properties and equipment	(5,958)	(129,088)	(2,748)	—	(137,794)
Purchase of noncontrolling interest	(7,048)	—	—	—	(7,048)
Net cash provided by (used in) investing activities	40,345	(179,931)	(2,748)	—	(142,334)

Financing activities
Proceeds from long-term borrowings	—	9,206	—	—	9,206
Payments on long-term borrowings	(104)	(23,939)	—	—	(24,043)
Deferred loan costs	—	(1,409)	—	—	(1,409)
Treasury stock	(431)	—	—	—	(431)
Payment of dividends	(5,663)	—	—	—	(5,663)
Other	—	5	—	—	5
Net cash used in financing activities	(6,198)	(16,137)	—	—	(22,335)
Increase (decrease) in cash and cash equivalents	836	20,014	(14)	—	20,836
Cash and cash equivalents, beginning of period	2,354	5,666	32	—	8,052
Cash and cash equivalents, end of period	$ 3,190	$ 25,680	$ 18	$ —	$ 28,888

Totals may not foot due to rounding.

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2008

	RAAM Global Energy Company	Subsidiary Guarantors	Non guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities.	(15,545)	126,561	11,385	—	122,401

Investing activities
Change in restricted cash	—	18	—	—	18
Change in investments	(52,439)	175	—	—	(52,264)
Change in investments between affiliates	85,330	(85,330)	—	—	—
Change in advances from joint interest partners	—	(288)	—	—	(288)
Additions to oil and gas properties and equipment	(11,940)	(170,056)	(11,354)	—	(193,350)
Proceeds from net sales of oil and gas properties	—	54,362	—	—	54,362
Net cash provided by (used in) investing activities	20,951	(201,119)	(11,354)	—	(191,522)

Financing activities
Proceeds from long-term borrowings	—	61,855	—	—	61,855
Payments on long-term borrowings	(97)	(11,082)	—	—	(11,179)
Proceeds from issuance of common stock	163	—	—	—	163
Payment of dividends	(5,537)	—	—	—	(5,537)
Net cash provided by (used in) financing activities..	(5,471)	50,773	—	—	45,302
Increase (decrease) in cash and cash equivalents	(65)	(23,785)	31	—	(23,819)
Cash and cash equivalents, beginning of period	2,419	29,452	—	—	31,871
Cash and cash equivalents, end of period	$ 2,354	$ 5,667	$ 31	$ —	$ 8,052

Totals may not foot due to rounding.

Other Comprehensive Income	6 Months Ended
Jun. 30, 2011
Other Comprehensive Income
Other Comprehensive Income

11.          Other Comprehensive Income

The Company had Other comprehensive income of  $12.1 million and  $7.3 million for the three months ended June 30, 2011 and 2010, respectively. The Company had Other comprehensive income of  $15.1 million and  $24.8 million for the six months ended June 30, 2011 and 2010, respectively.

Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

13.          Subsequent Events

Issuance and Sale of Senior Notes

On July 15, 2011, the Company successfully completed the issuance and sale of  $50.0 million aggregate principal amount of additional 12.50 % Senior Notes due 2015 (the "Notes"). The Notes are Additional Notes issued pursuant to the indenture dated as of September 24, 2010, pursuant to which the Company initially issued  $150.0 million aggregate principal amount of its 12.50% Notes, as supplemented by the First Supplemental Indenture dated as of July 15, 2011. The Additional Notes have identical terms, other than the issue date and issue price, and constitute part of the same series as the initially issued notes, although they bear a different CUSIP number than the initially issued notes until they are no longer restricted securities under the Securities Act. The Additional Notes are jointly and severally, and unconditionally, guaranteed on a senior secured basis by all of the Company's current and future domestic subsidiaries that guarantee indebtedness under our Amended Revolving Credit Facility.

Interest on the Notes accrues from and including April 1, 2011 at a rate of 12.50% per year. Interest on the Notes is payable semi-annually in arrears on April 1 and October 1 of each year, commencing on October 1, 2011. The Notes mature on October 1, 2015.

The purchase price for the Notes was 102.50% of their principal amount, plus accrued interest from April 1, 2011. The Company received net proceeds from the issuance and sale of the Notes of approximately  $51.7 million, after discounts and estimated offering expenses. The Company intends to use the net proceeds from the offering for general corporate purposes.